UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

DWS RREEF Real Estate Fund II, Inc.

Investment Company Act file number 811-21340

DWS RREEF Real Estate Fund II, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

John Millette

Secretary

One Beacon Street

Boston, MA 02108-3106

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-295-1000

Date of fiscal year end: 12/31

Date of reporting period: 7/1/08-6/30/09

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-21340
Reporting Period: 07/01/2008 - 06/30/2009
DWS RREEF Real Estate Fund II, Inc.

=================== A   DWS RREEF REAL ESTATE FUND II, INC. ====================

BIOMED REALTY TRUST, INC.

Ticker:       BMR            Security ID:  09063H107
Meeting Date: MAY 27, 2009   Meeting Type: Annual
Record Date:  MAR 11, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director  Alan D. Gold            For       For          Management
1.2   Elect Director Barbara R. Cambon        For       For          Management
1.3   Elect Director Edward A. Dennis Ph.D.   For       For          Management
1.4   Elect Director Richard I. Gilchrist     For       For          Management
1.5   Elect Director Gary A. Kreitzer         For       For          Management
1.6   Elect Director Theodore D. Roth         For       For          Management
1.7   Elect Director  M. Faye Wilson          For       For          Management
2     Ratify Auditors                         For       For          Management
3     Amend Omnibus Stock Plan                For       For          Management

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BRE PROPERTIES, INC.

Ticker:       BRE            Security ID:  05564E106
Meeting Date: MAY 21, 2009   Meeting Type: Annual
Record Date:  MAR 20, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Paula F. Downey          For       For          Management
1.2   Elect Director Edward F. Lange, Jr.     For       For          Management
1.3   Elect Director Irving F. Lyons, III     For       For          Management
1.4   Elect Director Edward E. Mace           For       For          Management
1.5   Elect Director Christopher J. McGurk    For       For          Management
1.6   Elect Director Matthew T. Medeiros      For       For          Management
1.7   Elect Director Constance B. Moore       For       For          Management
1.8   Elect Director Jeanne R. Myerson        For       For          Management
1.9   Elect Director Thomas E. Robinson       For       For          Management
1.10  Elect Director Dennis E. Singleton      For       For          Management
2     Ratify Auditors                         For       For          Management

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CAMDEN PROPERTY TRUST

Ticker:       CPT            Security ID:  133131102
Meeting Date: MAY 6, 2009    Meeting Type: Annual
Record Date:  MAR 16, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Richard J. Campo         For       For          Management
1.2   Elect Director William R. Cooper        For       For          Management
1.3   Elect Director Scott S. Ingraham        For       For          Management
1.4   Elect Director Lewis A. Levey           For       For          Management
1.5   Elect Director William B. McGuire, Jr.  For       For          Management
1.6   Elect Director William F. Paulsen       For       For          Management
1.7   Elect Director D. Keith Oden            For       For          Management
1.8   Elect Director  F. Gardner Parker       For       For          Management
1.9   Elect Director Steven A. Webster        For       For          Management
1.10  Elect Director Kelvin R. Westbrook      For       For          Management
2     Ratify Auditors                         For       For          Management

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DCT INDUSTRIAL TRUST INC.

Ticker:       DCT            Security ID:  233153105
Meeting Date: MAY 5, 2009    Meeting Type: Annual
Record Date:  MAR 9, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Thomas G. Wattles        For       For          Management
1.2   Elect Director Philip L. Hawkins        For       For          Management
1.3   Elect Director Phillip R. Altinger      For       For          Management
1.4   Elect Director Thomas F. August         For       For          Management
1.5   Elect Director John S. Gates, Jr.       For       For          Management
1.6   Elect Director Tripp H. Hardin          For       For          Management
1.7   Elect Director James R. Mulvihill       For       For          Management
1.8   Elect Director John C. O'Keeffe         For       For          Management
1.9   Elect Director Bruce L. Warwick         For       For          Management
2     Ratify Auditors                         For       For          Management

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HOSPITALITY PROPERTIES TRUST

Ticker:       HPT            Security ID:  44106M102
Meeting Date: MAY 15, 2009   Meeting Type: Annual
Record Date:  MAR 17, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Bruce M. Gans            For       For          Management
1.2   Elect Director Adam D. Portnoy          For       For          Management
2     Declassify the Board of Directors       Against   For          Shareholder

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HRPT PROPERTIES TRUST

Ticker:       HRP            Security ID:  40426W101
Meeting Date: MAY 13, 2009   Meeting Type: Annual
Record Date:  MAR 17, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director William A. Lamkin        For       For          Management
1.2   Elect Director Adam D. Portnoy          For       For          Management
2     Approve Reverse Stock Split             For       For          Management

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MEDICAL PROPERTIES TRUST, INC

Ticker:       MPW            Security ID:  58463J304
Meeting Date: MAY 21, 2009   Meeting Type: Annual
Record Date:  APR 1, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Edward K. Aldag, Jr.     For       For          Management
1.2   Elect Director Virginia A. Clarke       For       For          Management
1.3   Elect Director G. Steven Dawson         For       For          Management
1.4   Elect Director R. Steven Hamner         For       For          Management
1.5   Elect Director Robert E. Holmes         For       For          Management
1.6   Elect Director Sherry A. Kellett        For       For          Management
1.7   Elect Director William G. Mckenzie      For       For          Management
1.8   Elect Director L. Glenn Orr, Jr.        For       For          Management
2     Ratify Auditors                         For       For          Management

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POST PROPERTIES, INC.

Ticker:       PPS            Security ID:  737464107
Meeting Date: OCT 16, 2008   Meeting Type: Annual
Record Date:  SEP 8, 2008

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Robert C. Goddard, III   For       For          Management
1.2   Elect Director David P. Stockert        For       For          Management
1.3   Elect Director Herschel M. Bloom        For       For          Management
1.4   Elect Director Douglas Crocker Ii       For       For          Management
1.5   Elect Director Walter M. Deriso, Jr.    For       For          Management
1.6   Elect Director Russell R. French        For       For          Management
1.7   Elect Director David R. Schwartz        For       For          Management
1.8   Elect Director Stella F. Thayer         For       For          Management
1.9   Elect Director Ronald De Waal           For       For          Management
2     Ratify Auditors                         For       For          Management
3     Amend Omnibus Stock Plan                For       For          Management

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REGENCY CENTERS CORP.

Ticker:       REG            Security ID:  758849103
Meeting Date: MAY 5, 2009    Meeting Type: Annual
Record Date:  FEB 24, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Martin E. Stein, Jr.     For       For          Management
1.2   Elect Director Raymond L. Bank          For       For          Management
1.3   Elect Director C. Ronald Blankenship    For       For          Management
1.4   Elect Director A. R. Carpenter          For       For          Management
1.5   Elect Director J. Dix Druce             For       For          Management
1.6   Elect Director Mary Lou Fiala           For       For          Management
1.7   Elect Director Bruce M. Johnson         For       For          Management
1.8   Elect Director Douglas S. Luke          For       For          Management
1.9   Elect Director John C. Schweitzer       For       For          Management
1.10  Elect Director Brian M. Smith           For       For          Management
1.11  Elect Director Thomas G. Wattles        For       For          Management
2     Ratify Auditors                         For       For          Management

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SENIOR HOUSING PROPERTIES TRUST

Ticker:       SNH            Security ID:  81721M109
Meeting Date: MAY 18, 2009   Meeting Type: Annual
Record Date:  MAR 17, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Jeffrey P. Somers        For       For          Management
1.2   Elect Director Barry M. Portnoy         For       For          Management

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VENTAS, INC.

Ticker:       VTR            Security ID:  92276F100
Meeting Date: MAY 7, 2009    Meeting Type: Annual
Record Date:  MAR 16, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Debra A. Cafaro          For       For          Management
1.2   Elect Director Douglas Crocker II       For       For          Management
1.3   Elect Director Ronald G. Geary          For       For          Management
1.4   Elect Director Jay M. Gellert           For       For          Management
1.5   Elect Director Robert D. Reed           For       For          Management
1.6   Elect Director Sheli Z. Rosenberg       For       For          Management
1.7   Elect Director James D. Shelton         For       For          Management
1.8   Elect Director Thomas C. Theobald       For       For          Management
2     Ratify Auditors                         For       For          Management

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WEINGARTEN REALTY INVESTORS

Ticker:       WRI            Security ID:  948741103
Meeting Date: MAY 1, 2009    Meeting Type: Annual
Record Date:  MAR 4, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Stanford Alexander       For       For          Management
1.2   Elect Director Andrew M. Alexander      For       For          Management
1.3   Elect Director James W. Crownover       For       For          Management
1.4   Elect Director Robert J. Cruikshank     For       For          Management
1.5   Elect Director Melvin A. Dow            For       For          Management
1.6   Elect Director Stephen A. Lasher        For       For          Management
1.7   Elect Director Douglas W. Schnitzer     For       For          Management
1.8   Elect Director C. Park Shaper           For       For          Management
1.9   Elect Director Marc J. Shapiro          For       For          Management
2     Ratify Auditors                         For       For          Management

========== END NPX REPORT

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	DWS RREEF Real Estate Fund II, Inc.

By (Signature and Title)* /s/Michael G. Clark

Michael G. Clark, Chief Executive Officer

Date 8/17/09

* Print the name and title of each signing officer under his or her signature.